Accrued Liabilities - Schedule of Accrued Liabilities (Details) - CIK 0001441693 Pro Farm Group, Inc - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Accrued compensation	$ 2,874	$ 3,922
Accrued warranty costs	418	440
Accrued customer incentives	3,113	6,758
Accrued liabilities, acquisition related	19	30
Loan-related fees	508	707
Accrued liabilities, other	4,509	2,994
Accrued Liabilities	$ 11,441	$ 14,851